Shareholder Report, Holdings (Details) - Sector Rotation Fund	Mar. 31, 2026
Vanguard Communication Services ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Vanguard Industrials ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Vanguard Consumer Discretionary ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Vanguard Health Care ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Treasury Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
ProShares Ultra Silver [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Vanguard Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
ProShares UltraShort Bloomberg Crude Oil [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
State Street SPDR S&P 500 ETF Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Commodities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Short-Term Investment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%